Income Tax (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income tax expense (benefit)
	For the Three Months Ended March 31,
	2022	2021
Current
USA	$-	$-
China	-	-
Deferred
USA	-	-
China	92,955	-
Total provision for income tax expense (benefit)	$92,955	$-

For the Year Ended December 31,
	2021	2020
Current
USA	$-	$-
China	-	-
Deferred
USA	-	-
China	-	-
Total provision for income tax expense (benefit)	$-	$-

Schedule of statutory tax rate to the effective tax rate
	For the Three Months Ended
	March 31,
	2022	2021
U.S. federal statutory income tax (benefit)	21.0%	(21.0)%
Foreign tax rate differential	4.5%	(4.0)%
Change in valuation allowances	3.0%	25.0%
Effective income tax rate	28.5%	-%

	For the Year Ended
	December 31,
	2021	2020
U.S. statutory income tax (benefit)	(21.0)%	(21.0)%
Valuation allowance recognized with respect to the loss in U.S.	21.0%	21.0%
Hong Kong statutory income tax (benefit)	(16.5)%	(16.5)%
Valuation allowance recognized with respect to the loss in the Hong Kong entity	16.5%	16.5%
PRC statutory income tax (benefit)	(25.0)%	(25.0)%
Valuation allowance recognized with respect to the loss in PRC entities	25.0%	25.0%
Effective income tax rate	0%	0%